S000085693 [Member] Investment Strategy - iShares U.S. Manufacturing ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the S&P U.S. Manufacturing Select Index (the “Underlying Index”), which was developed by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index is designed to measure the performance of equity securities of U.S.-domiciled companies that are involved in manufacturing and manufacturing-related industries and that generate a certain amount of revenues in the U.S., among other eligibility criteria, as determined by SPDJI.
The Underlying Index is a subset of the S&P United States BMI (the “Parent Index”), which includes all U.S.-domiciled companies, as determined SPDJI. All constituents of the Parent Index that meet the following eligibility criteria are included in the Underlying Index. A company must be classified in one of the following FactSet Revere Business Industry Classification System (“RBICS”) categories: Industrial Manufacturing (L2); Consumer Vehicles and Parts (L2); and a subset of the Electronic Components and Manufacturing (L2) category composed of Electronic Components (L3), Electronic Equipment Manufacturing (L3),  Manufacturing Equipment and Services (L3), and Semiconductor Manufacturing Capital Equipment (L4). In the RBICS classification, L2 refers to a sector, L3 to a sub-sector, and L4 to an industry group.
Companies in the Industrial Manufacturing and Consumer Vehicles and Parts categories must derive at least 50% of their annual revenues from the U.S. Companies in an Electronic Components and Manufacturing subset must derive at least 25% of their annual revenues from the U.S. In addition, eligible constituents must have a float-adjusted market capitalization of at least $2 billion and a three-month median daily value traded of at least $5 million.
Constituents of the Underlying Index are weighted by float-adjusted market capitalization through an optimization process, with a 4% cap on individual securities. In addition, a 15% cap is applied to the Consumer Vehicles and Parts category, the Electronic Components and Manufacturing subset and each of the following subsets of the Industrial Manufacturing category:
• Aerospace and Defense Manufacturing (L3)
• Electrical Equipment and Power Systems (L3)
• Transportation Equipment Manufacturing (L3)
• Air, Liquid and Gas Control Equipment (L4)
• Factory Automation Equipment (L4)
• Industrial Machine Parts and Support Equipment (L4)
• Natural Resource and Construction Machinery Makers (L4)
• Other Machinery Manufacturing (L4)
• Tools and Outdoor Care Equipment (L4)
The Underlying Index is rebalanced quarterly and reconstituted annually.
The Underlying Index may include large-, mid- and small-capitalization companies. As of March 31, 2026, a significant portion of the Underlying Index was represented by securities of companies in the industrials, manufacturing and technology industries or sectors.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.